CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 37,744	$ 28,711
Short-term bank deposits	0	2,170
Available-for-sale marketable securities (Note 4)	890	1,241
Trade receivables (net of allowance for doubtful accounts of $ 1,927 and $ 2,103 at December 31, 2011 and 2012, respectively)	28,367	24,946
Other accounts receivable and prepaid expenses (Note 6)	6,696	6,401
Total current assets	73,697	63,469
LONG-TERM RECEIVABLES:
Severance pay fund	351	351
Other long-term receivables	2,287	3,824
Total long-term receivables	2,638	4,175
PROPERTY AND EQUIPMENT, NET (Note 7)	1,898	2,029
INTANGIBLE ASSETS, NET (Note 8)	29,661	27,401
GOODWILL (Note 9)	44,344	38,897
Total assets	152,238	135,971
LIABILITIES AND SHAREHOLDERS' EQUITY
Trade payables	4,722	3,545
Accrued expenses and other accounts payable (Note 10)	17,537	15,752
Deferred tax liability	2,355	2,509
Deferred revenues	4,160	5,359
Total current liabilities	28,774	27,165
ACCRUED SEVERANCE PAY	1,245	1,087
LONG TERM LIABILITIES:	750	744
LIABILITIES DUE TO ACQUISITION ACTIVITIES (Note 3)	1,192	1,350
COMMITMENTS AND CONTINGENCIES (Note 14)
REDEEMABLE NON-CONTROLLING INTEREST	2,160	0
SHAREHOLDERS' EQUITY (Note 12):
Ordinary shares of NIS 0.1 par value - Authorized: 50,000,000 shares at December 31, 2011 and 2012; Issued and Outstanding: 36,490,020 and 36,626,728 shares at December 31, 2011 and 2012, respectively	811	808
Additional paid-in capital	125,288	124,616
Accumulated other comprehensive loss	(586)	(19)
Accumulated deficit	(7,727)	(20,249)
Total Magic shareholders' equity	117,786	105,156
Non-controlling interests	331	469
Total shareholders' equity	118,117	105,625
Total liabilities, redeemable non-controlling interest and shareholders' equity	$ 152,238	$ 135,971